NOTE 14: EQUITY (Details - Share Option assumptions)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share options
Statement Line Items [Line Items]
Risk-free interest rate		0.76%	0.00%
Expected life	5 years	5 years
Expected volatility	100.00%	100.00%	0.00%
Forfeiture rate	0.00%	0.00%	0.00%
Dividend rate	0.00%	0.00%	0.00%
Minimum [Member] | Share options
Statement Line Items [Line Items]
Risk-free interest rate	2.19%
Maximum [Member]
Statement Line Items [Line Items]
Risk-free interest rate	2.37%